RELATED PARTY DISCLOSURE - Transactions with Related Parties (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of transactions between related parties [line items]
Other transactions with	$ 16	$ 5	$ 37	$ 27
SMP
Disclosure of transactions between related parties [line items]
Purchases from	15	13	42	42
Other transactions with	$ 16	$ 5	$ 37	$ 27